Intangible assets - Summary of changes in intangible assets and goodwill (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period				€ 625,379	€ 631,002
Amortization	€ (17,859)	€ (24,066)	€ (21,626)	(41,662)	(48,074)	€ (44,220)
Intangible assets and goodwill at end of period	599,664	594,932	662,999	599,664	594,932	662,999
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	482,172	410,966	411,176	482,172	410,966	411,176
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	25,415	27,631	29,883	25,415	27,631	29,883
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	32,382	97,398	162,944	32,382	97,398	162,944
Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	1,649	1,589	1,791	1,649	1,589	1,791
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at end of period	58,046	57,348	57,205	58,046	57,348	57,205
Accumulated acquisition values
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,329,652	1,243,387	1,212,518	1,327,070	1,234,502	1,208,788
Acquisition of subsidiaries	9,065			9,065
Purchases	4,793	5,011	7,273	9,178	9,979	12,439
Disposals	(30)	(177)	(176)	(40)	(297)	(308)
Reclassifications	0		86	0		14
Exchange differences	(1,281)	(321)	548	(3,074)	3,716	(684)
Intangible assets and goodwill at end of period	1,342,199	1,247,900	1,220,249	1,342,199	1,247,900	1,220,249
Accumulated acquisition values | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	476,996	413,039	413,022	477,865	411,538	413,499
Acquisition of subsidiaries	7,829			7,829
Purchases	0	0	0	0	0	0
Disposals	0	0	0	0	0	0
Reclassifications	0		0	0		0
Exchange differences	(683)	(89)	257	(1,552)	1,412	(220)
Intangible assets and goodwill at end of period	484,142	412,950	413,279	484,142	412,950	413,279
Accumulated acquisition values | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	45,943	45,899	45,910	45,974	45,795	45,941
Acquisition of subsidiaries	0			0
Purchases	0	0	0	0	0	0
Disposals	0	0	0	0	0	0
Reclassifications	0		0	0		0
Exchange differences	(23)	2	6	(54)	106	(25)
Intangible assets and goodwill at end of period	45,920	45,901	45,916	45,920	45,901	45,916
Accumulated acquisition values | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	668,094	666,473	660,229	667,697	666,021	660,325
Acquisition of subsidiaries	0			0
Purchases	199	717	150	673	952	150
Disposals	0	0	0	0	0	0
Reclassifications	0		0	0		0
Exchange differences	(51)	(3)	15	(128)	214	(81)
Intangible assets and goodwill at end of period	668,242	667,187	660,394	668,242	667,187	660,394
Accumulated acquisition values | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	9,711	9,840	8,135	9,724	9,240	7,999
Acquisition of subsidiaries	0			0
Purchases	304	2	787	367	447	973
Disposals	0	0	(3)	0	0	(3)
Reclassifications	94		55	94		17
Exchange differences	(17)	(39)	70	(93)	116	58
Intangible assets and goodwill at end of period	10,092	9,803	9,044	10,092	9,803	9,044
Accumulated acquisition values | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	128,908	108,136	85,222	125,810	101,908	81,024
Acquisition of subsidiaries	1,236			1,236
Purchases	4,290	4,292	6,336	8,138	8,580	11,316
Disposals	(30)	(177)	(173)	(40)	(297)	(305)
Reclassifications	(94)		31	(94)		(3)
Exchange differences	(507)	(192)	200	(1,247)	1,868	(416)
Intangible assets and goodwill at end of period	133,803	112,059	91,616	133,803	112,059	91,616
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(718,976)	(623,823)	(531,299)	(695,756)	(598,401)	(509,008)
Disposals		254	65	6	253	46
Reclassifications						(2)
Exchange differences	390	100	(121)	967	(1,313)	201
Amortization	(17,859)	(24,066)	(21,626)	(41,662)	(48,074)	44,220
Intangible assets and goodwill at end of period	(736,445)	(647,535)	(552,983)	(736,445)	(647,535)	(552,983)
Accumulated amortization | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			(2)
Accumulated amortization | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0	0	0	0
Disposals		0	0	0	0	0
Reclassifications						0
Exchange differences	0	0	0	0	0	0
Amortization	0	0	0	0	0	0
Intangible assets and goodwill at end of period	0	0	0	0	0	0
Accumulated amortization | Goodwill | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated amortization | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(19,946)	(17,709)	(15,472)	(19,387)	(17,150)	(14,913)
Disposals		0	0	0	0	0
Reclassifications						0
Exchange differences	0	(2)	(2)	0	(2)	(2)
Amortization	(559)	(559)	(559)	(1,118)	(1,118)	1,118
Intangible assets and goodwill at end of period	(20,505)	(18,270)	(16,033)	(20,505)	(18,270)	(16,033)
Accumulated amortization | Trademarks | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated amortization | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(624,150)	(551,660)	(479,885)	(606,140)	(533,549)	(462,288)
Disposals		0	0	0	0	0
Reclassifications						(2)
Exchange differences	12	0	0	33	(39)	15
Amortization	(11,722)	(18,129)	(17,563)	(29,753)	(36,201)	35,175
Intangible assets and goodwill at end of period	(635,860)	(569,789)	(497,450)	(635,860)	(569,789)	(497,450)
Accumulated amortization | Customer relationships | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			(2)
Accumulated amortization | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(7,491)	(7,569)	(6,483)	(7,338)	(7,277)	(6,166)
Disposals		0	2	0	0	2
Reclassifications						0
Exchange differences	(2)	31	(48)	39	(49)	(42)
Amortization	(452)	(178)	(226)	(646)	(390)	549
Intangible assets and goodwill at end of period	(7,945)	(7,716)	(6,755)	(7,945)	(7,716)	(6,755)
Accumulated amortization | Other intangible assets | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated amortization | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(67,389)	(46,885)	(29,459)	(62,891)	(40,425)	(25,641)
Disposals		254	63	6	253	44
Reclassifications						0
Exchange differences	380	71	(71)	895	(1,223)	230
Amortization	(5,126)	(5,200)	(3,278)	(10,145)	(10,365)	7,378
Intangible assets and goodwill at end of period	(72,135)	(51,760)	(32,745)	(72,135)	(51,760)	(32,745)
Accumulated amortization | Software | Adjustments due to changes in accounting policies
Changes in intangible assets other than goodwill [abstract]
Adjustments due to changes in accounting policies			0
Accumulated impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(6,006)	(5,069)	(4,100)	(5,935)	(5,099)	(4,158)
Disposals	4			4
Exchange differences	(20)	13	(52)	8	43	6
Impairment	(163)	(377)	(115)	262	(377)	(115)
Reversal of impairment	95			95
Intangible assets and goodwill at end of period	(6,090)	(5,433)	(4,267)	(6,090)	(5,433)	(4,267)
Accumulated impairment | Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(1,949)	(1,999)	(2,051)	(1,975)	(2,027)	(2,109)
Disposals	0			0
Exchange differences	(21)	15	(52)	5	43	6
Impairment	0	0	0	0	0	0
Reversal of impairment	0			0
Intangible assets and goodwill at end of period	(1,970)	(1,984)	(2,103)	(1,970)	(1,984)	(2,103)
Accumulated impairment | Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0	0	0	0
Disposals	0			0
Exchange differences	0	0	0	0	0	0
Impairment	0	0	0	0	0	0
Reversal of impairment	0			0
Intangible assets and goodwill at end of period	0	0	0	0	0	0
Accumulated impairment | Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0	0	0	0	0
Disposals	0			0
Exchange differences	0	0	0	0	0	0
Impairment	0	0	0	0	0	0
Reversal of impairment	0			0
Intangible assets and goodwill at end of period	0	0	0	0	0	0
Accumulated impairment | Other intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(498)	(498)	(498)	(498)	(498)	(498)
Disposals	0			0
Exchange differences	0	0	0	0	0	0
Impairment	0	0	0	0	0	0
Reversal of impairment	0			0
Intangible assets and goodwill at end of period	(498)	(498)	(498)	(498)	(498)	(498)
Accumulated impairment | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,559)	(2,572)	(1,551)	(3,462)	(2,574)	(1,551)
Disposals	4			4
Exchange differences	1	(2)	0	3	0	0
Impairment	(163)	(377)	(115)	262	(377)	(115)
Reversal of impairment	95			95
Intangible assets and goodwill at end of period	€ (3,622)	€ (2,951)	€ (1,666)	€ (3,622)	€ (2,951)	€ (1,666)